Earnings Per Share (Notes)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
Earnings per Share

Reconciliation of the numerators and denominators for basic and diluted EPS computations is presented below:

	2017	2016	2015
Net income (loss) attributable to AK Steel Holding Corporation	$103.5	$(16.8)	$(652.3)
Less: distributed earnings to common stockholders and holders of certain stock compensation awards	—	—	—
Undistributed earnings (loss)	$103.5	$(16.8)	$(652.3)

Common stockholders earnings—basic and diluted:
Distributed earnings to common stockholders	$—	$—	$—
Undistributed earnings (loss) to common stockholders	103.5	(16.7)	(650.1)
Common stockholders earnings (loss)—basic and diluted	$103.5	$(16.7)	$(650.1)

Common shares outstanding (weighted-average shares in millions):
Common shares outstanding for basic earnings per share	314.3	230.0	177.2
Effect of Exchangeable Notes	4.5	—	—
Effect of dilutive stock-based compensation	0.9	—	—
Common shares outstanding for diluted earnings per share	319.7	230.0	177.2

Basic earnings per share:
Distributed earnings	$—	$—	$—
Undistributed earnings (loss)	0.33	(0.07)	(3.67)
Basic earnings (loss) per share	$0.33	$(0.07)	$(3.67)

Diluted earnings per share:
Distributed earnings	$—	$—	$—
Undistributed earnings (loss)	0.32	(0.07)	(3.67)
Diluted earnings (loss) per share	$0.32	$(0.07)	$(3.67)

Potentially issuable common shares (in millions) excluded from earnings per share calculation due to anti-dilutive effect	1.4	3.0	3.6